Northern Lights Fund Trust

Power Global Tactical Allocation/JAFlorines Fund

Incorporated herein by reference is the definitive version of the supplement for Power Global Tactical Allocation JAFlorines Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 10, 2018 (SEC Accession No. 0001580642-18-001990.